Merger Transaction (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of recognized identified assets acquired and liabilities assumed
Current assets:
Cash	$9
Total current assets	9
Current liabilities:
Accounts payable and accrued expenses	1,093
Convertible notes payable – Related Party	367
Due to unrelated party	167
Total current liabilities	1,627
Net current liabilities	$(1,618)